Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
OPERATING ACTIVITIES:
Net Cash Provided by Operations	$ 289,351	$ 452,509	$ 249,983
INVESTING ACTIVITIES:
Net Cash Used in Investing Activities	(164,794)	(165,816)	(158,773)
FINANCING ACTIVITIES:
Proceeds from Initial Public Offering	260,667
Offering Costs	(23,747)
Payment of Dividends	(336,000)	(1,711)	(297,917)
Purchase of Treasury Shares		(7)	(6)
Proceeds from Stock Option Exercises	2,527	2,760	2,024
Net Cash Used in Financing Activities	(34,909)	(279,021)	(85,760)
Increase in Cash and Cash Equivalents	89,648	7,672	5,450
Cash and Cash Equivalents at Beginning of Period	43,336	35,664	30,214
Cash and Cash Equivalents at End of Period	132,984	43,336	35,664
Parent Company
OPERATING ACTIVITIES:
Net Cash Provided by Operations
INVESTING ACTIVITIES:
Receipt of Dividends			187,513
Net Cash Used in Investing Activities			187,513
FINANCING ACTIVITIES:
Proceeds from Initial Public Offering	260,667
Offering Costs	(23,747)
Receipt of Dividends	336,000	1,718	110,410
Payment of Dividends	(336,000)	(1,711)	(297,917)
Purchase of Treasury Shares		(7)	(6)
Intercompany Financing Transactions	(236,920)	(1,764)	(2,024)
Proceeds from Stock Option Exercises	2,527	2,760	2,024
Net Cash Used in Financing Activities	2,527	996	(187,513)
Increase in Cash and Cash Equivalents	2,527	996
Cash and Cash Equivalents at Beginning of Period	996
Cash and Cash Equivalents at End of Period	$ 3,523	$ 996